Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2022
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 10 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Balance sheets:

	December 31
	2022	2021
a. Accrued liabilities and other:
Employees and institutions for employees	$944	$863
Provisions for vacation and others	446	473
Royalties and Other	53	93
	$1,443	$1,429

Statements of operations:

b.	Revenues

1)	Disaggregated revenues

	Year ended December 31
	2022	2021	2020
Revenues from licensing agreement (see Note 2(q))	$-	$14,000	$3,600
Revenues from the sales of goods	299	1,595	2,108
Revenues from the rendering of services	-	46	429
Total revenues	$299	$15,641	$6,137

2)	Revenues by geographical area (based on the location of customers):

	Year ended December 31
	2022	2021	2020
United states and Canada	$174	$15,013	$5,768
Europe and Israel	125	628	369
Total revenues	$299	$15,641	$6,137

3)	Major customers

Set forth below is a breakdown of the Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	2022	2021		2020
Customer A	$9		$14,770		$822

Customer B	$101	$	*)	$	*)

Customer C	$158	$	*)	$	*)
Customer D	$-		$169		$4,929

*)	Less than 10%.

4)	The changes in deferred revenues relating to goods that were not yet delivered are as follows:

	2022	2021	2020
Balance at beginning of year	$(32)	$(207)	$(942)
Contract liability recognized during the period	-	(32)	(270)
Revenue recognized during the period	32	207	1,005

Balance at end of year	-	(32)	(207)
Contract liability presented in current liabilities	-	(32)	(207)
Contract liability presented in non-current liabilities	-	-	-

c.	Long-lived assets

All of the Company’s long-lived assets are located in Israel.

d.	Financial income (expenses) ,net

	Year ended December 31
	2022	2021	2020

Exchange rate differences	$(115)	$(38)	$(181)
Bank and other fees	(10)	(30)	(11)
Remeasurement of financial instruments	-	28	40
Other financing expenses	(24)	(7)	(23)
Interest on bank deposits	321	219	-
Financial income (expenses), net	$172	$172	$(175)